(33) FINANCIAL INSTRUMENTS (Details 5) - Exchange Rate Hedge [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (4,775,978)
Decrease (increase) Currency depreciation	(141,746)
Decrease (increase) Currency appreciation / depreciation of 25%	1,087,685
Decrease (increase) Currency appreciation / depreciation of 50%	2,317,116
Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	4,845,349
Decrease (increase) Currency depreciation	143,805
Decrease (increase) Currency appreciation / depreciation of 25%	(1,103,484)
Decrease (increase) Currency appreciation / depreciation of 50%	(2,350,772)
Financial Liability Instruments & Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 69,371
Risk	drop in the dollar
Decrease (increase) Currency depreciation	R$ 2,059
Decrease (increase) Currency appreciation / depreciation of 25%	(15,799)
Decrease (increase) Currency appreciation / depreciation of 50%	(33,656)
Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(857,429)
Decrease (increase) Currency depreciation	(54,219)
Decrease (increase) Currency appreciation / depreciation of 25%	173,693
Decrease (increase) Currency appreciation / depreciation of 50%	401,605
Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	871,755
Decrease (increase) Currency depreciation	55,125
Decrease (increase) Currency appreciation / depreciation of 25%	(176,595)
Decrease (increase) Currency appreciation / depreciation of 50%	(408,315)
Financial Liability Instruments & Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 14,326
Risk	drop in the euro
Decrease (increase) Currency depreciation	R$ 906
Decrease (increase) Currency appreciation / depreciation of 25%	(2,902)
Decrease (increase) Currency appreciation / depreciation of 50%	(6,710)
Derivatives - Zero-cost collar [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure - US$ thousand	R$ 44,083
Risk	dollar apprec.
Decrease (increase) Currency depreciation	R$ (1,770)
Decrease (increase) Currency appreciation / depreciation of 25%	(17,126)
Decrease (increase) Currency appreciation / depreciation of 50%	R$ (32,482)